Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 Sera & Media, Gene Modulation and Magnetic Beads Businesses [Member]
Dispositions [Abstract]
Gain (Loss) on Divestiture of Businesses	$ (3,000,000)
Proceeds from sale of businesses, net of cash divested	13,800,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated Consideration		1,060,000,000
Revenues		250,000,000
Operating Income		80,000,000
Current Assets		83,800,000
Long-term Assets		241,200,000
Current Liabilities		8,200,000
Long-term Liabilities		$ 55,200,000